Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Research and Development Expenses

Research and development expenses

(€’000)	For the year ended 31 December,
	2018	2017	2016
Salaries	7,902	7,007	8,160
Share-based payments	1,264	862	—
Travel and living	466	359	577
Pre-clinical studies	2,945	1,995	4,650
Clinical studies	3,656	3,023	4,468
Raw materials & consumables	2,770	1,825	—
Delivery systems	117	430	964
Consulting fees	1,663	1,522	791
External collaborations	110	885	—
IP filing and maintenance fees	397	513	799
Scale-up & automation	23	1,892	4,164
Rent and utilities	651	371	939
Depreciation and amortisation	848	1,488	1,345
Other costs	765	735	817

Total Research and Development expenses	23,577	22,908	27,675

Summary of General and Administrative Expenses

General and administrative expenses

(€’000)	For the year ended 31 December,
	2018	2017	2016
Employee expenses	3,312	2,630	2,486
Share-based payments	2,331	1,707	2,847
Rent	1,097	1,053	791
Communication & Marketing	676	761	728
Consulting fees	2,192	2,227	2,029
Travel & Living	253	211	450
Post employment benefits	(3)	—	(24)
Depreciation	267	229	173
Other	263	490	265

Total General and administration	10,387	9,308	9,745

Summary of Non-recurring Operating Income and Expenses
(€’000)	For the year ended December 31,
	2018	2017	2016
Amendments of Celdara Medical and Dartmouth College agreements	—	(24,341)	—
C-Cure IP asset impairment expense	—	(6,045)	—
C-Cure RCA reversal income	—	5,356	—
Corquest IP asset impairment expenses	—	(1,244)	—

Write-off C-Cure and Corquest assets and derecognition of related liabilities	—	(1,932)	—